CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A ordinary shares
Condensed balance sheets
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,647,280	420,647,280
Ordinary shares, shares issued	229,831,213	229,831,213
Ordinary shares, shares outstanding	144,857,131	196,605,493
Class B ordinary shares
Condensed balance sheets
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677	72,978,677
Ordinary shares, shares outstanding	72,978,677	72,978,677
Parent Company | Class A ordinary shares
Condensed balance sheets
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280
Ordinary shares, shares issued	229,831,213	229,831,213
Ordinary shares, shares outstanding	144,857,131	196,605,493
Parent Company | Class B ordinary shares
Condensed balance sheets
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677	72,978,677
Ordinary shares, shares outstanding	72,978,677	72,978,677